Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016
Accumulated depreciation on vessels and equipment	$ 500.3	$ 459.3
Accumulated amortization on intangible assets	$ 6.5	$ 4.8
Common stock, shares authorized	300,000,000	300,000,000
Class A
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	142,200,000	136,100,000
Common stock, shares outstanding	142,200,000	136,100,000
Class B
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	37,000,000	23,200,000
Common stock, shares outstanding	37,000,000	23,200,000